REVERSE STOCK SPLIT	6 Months Ended
Jun. 30, 2014
REVERSE STOCK SPLIT [Abstract]
REVERSE STOCK SPLIT

NOTE 5 – REVERSE STOCK SPLIT

On March 6, 2014, the Company amended its Certificate of Incorporation to increase its authorized capital stock to 1,000,000,000 shares of Common Stock, par value $0.0001 per share.  In addition, the Company amended it Certificate of Incorporation to effect a reverse split of its common stock at a ratio of one share for each ten shares. All share amounts have been restated to reflect the stock split.